LOANS TO THIRD PARTIES (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
LOANS TO THIRD PARTIES.
Working fund to third party companies	¥ 50,383,822	$ 7,522,532	¥ 50,476,782
Allowance for credit losses	0	0	0
Total loans to third parties	¥ 50,383,822	$ 7,522,532	¥ 50,476,782